UNAUDITED PRO FORMA CONDENSED CONSOLIDATED FINANCIAL INFORMATION - Statement of Operations (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Interest income	$ 42,073		$ 47,486		$ 62,824		$ 61,332		$ 59,186		$ 72,947		$ 77,956		$ 72,862		$ 213,715		$ 282,951
Interest expense	24,119		20,555		21,998		22,710		21,886		28,411		29,462		30,165		89,382		109,924
Net interest income	17,954		26,931		40,826		38,622		37,300		44,536		48,494		42,697		124,333		173,027
Impairment (Reversal)
Valuation allowance (reversal) on loans - Note 7																	(25,035)		(24,587)
Other-than-temporary impairment on securities- Note 6																	5,222		19,359
Impairment of long-lived assets
Portion of other-than-temporary impairment on securities recognized in other comprehensive income (loss), net of the reversal of other comprehensive loss into net income (loss)																	44		(436)
Total Impairment (Reversal)	(12,745)		(12,998)		3,201		2,773		(12,097)		5,014		8,499		(7,080)		(19,769)		(5,664)
Net interest income (loss) after impairment/reversal																	144,102		178,691
Other Revenues
Rental income																	74,936		17,081
Care and ancillary income - senior housing																	12,387		2,994
Total other revenues	34,898		24,912		14,013		13,500		10,980		8,071		515		509		87,323		20,075
Other Income (Loss)
Gain on settlement of investments, net - Note 2																	17,369		232,897
Gain on extinguishment of debt - Note 14																	4,565		24,085
Other income, net - Note 2																	13,367		5,312
Total other income (loss)	14,731	[1]	6,710	[1]	8,090	[1]	5,770	[1]	4,632	[1]	234,008	[1]	(4,882)	[1]	28,536	[1]	35,301	[1]	262,294	[1]
Expenses
Loan and security servicing expense																	3,857		4,260
Property operating expenses	21,142		15,804		8,409		8,363		7,443		5,043		232		225		53,718		12,943
General and administrative expense																	36,775		17,247
Management fee to affiliate - Note 17																	33,091		24,693
Depreciation and amortization	11,247		7,732		4,070		4,079		4,586		2,385		2		2		27,128		6,975
Operating Expenses																	152,990		66,118
Income (loss) from continuing operations before income tax																	113,736		394,942
Income tax expense	(175)		1,213														1,038
Income from continuing operations	26,106		30,585		28,142		27,865		38,518		262,247		23,819		70,358		112,698		394,942
Income from discontinued operations, net of tax - Note 4	5,255		(1,341)		25,581		10,148		18,461		10,974		6,620		3,113		39,643		39,168
Net income																	152,341		434,110		304,519
Preferred dividends	(1,395)		(1,395)		(1,395)		(1,395)		(1,395)		(1,395)		(1,395)		(1,395)		(5,580)		(5,580)
Net income attributable to noncontrolling interests	(928)																(928)
Income (loss) applicable to common stockholders	29,038		27,849	[2]	52,328	[2]	36,618	[2]	55,584		271,826	[2]	29,044	[2]	72,076	[2]	145,833		428,530
Income (loss) from continuing operations per share of common stock, after preferred dividends and noncontrolling interest
Basic																	$ 0.39		$ 2.70
Diluted																	$ 0.37		$ 2.67
Weighted Average Number of Shares of Common Stock Outstanding
Basic	318,687,000		293,374,000		259,228,000		235,137,000		172,519,000		164,238,000		134,115,000		105,181,000		276,881,294		144,146,370
Diluted	325,601,000		301,028,000		265,396,000		240,079,000		175,413,000		166,429,000		135,173,000		105,670,000		283,309,645		145,766,413
Pro Forma Adjustments New Residential Spin-Off
Interest income																	(12,019)	[3]
Interest expense																	(2,152)	[3]
Net interest income																	(9,867)	[3]
Impairment (Reversal)
Valuation allowance (reversal) on loans - Note 7																		[3]
Other-than-temporary impairment on securities- Note 6																	(3,756)	[3]
Impairment of long-lived assets																		[3]
Portion of other-than-temporary impairment on securities recognized in other comprehensive income (loss), net of the reversal of other comprehensive loss into net income (loss)																		[3]
Total Impairment (Reversal)																	(3,756)	[3]
Net interest income (loss) after impairment/reversal																	(6,111)	[3]
Other Revenues
Rental income																		[3]
Care and ancillary income - senior housing																		[3]
Total other revenues																		[3]
Other Income (Loss)
Gain on settlement of investments, net - Note 2																	(58)	[3]
Gain on extinguishment of debt - Note 14																		[3]
Other income, net - Note 2																		[3]
Total other income (loss)																	(58)	[3]
Expenses
Loan and security servicing expense																	(108)	[3]
Property operating expenses																		[3]
General and administrative expense																	(38)	[3]
Management fee to affiliate - Note 17																	(4,134)	[3]
Depreciation and amortization																		[3]
Operating Expenses																	(4,280)	[3]
Income (loss) from continuing operations before income tax																	(1,889)	[3]
Income tax expense																		[3]
Income from continuing operations																	(1,889)	[3]
Income from discontinued operations, net of tax - Note 4																		[3]
Net income																	(1,889)	[3]
Preferred dividends																		[3]
Net income attributable to noncontrolling interests																		[3]
Income (loss) applicable to common stockholders																	(1,889)	[3]
Pro Forma Adjustments Holiday Portfolio Acquisition
Interest income
Interest expense																	33,844	[4]
Net interest income																	(33,844)
Impairment (Reversal)
Valuation allowance (reversal) on loans - Note 7
Other-than-temporary impairment on securities- Note 6
Impairment of long-lived assets
Portion of other-than-temporary impairment on securities recognized in other comprehensive income (loss), net of the reversal of other comprehensive loss into net income (loss)
Total Impairment (Reversal)
Net interest income (loss) after impairment/reversal																	(33,844)
Other Revenues
Rental income																	87,625	[5]
Care and ancillary income - senior housing
Total other revenues																	87,625
Other Income (Loss)
Gain on settlement of investments, net - Note 2
Gain on extinguishment of debt - Note 14
Other income, net - Note 2
Total other income (loss)
Expenses
Loan and security servicing expense
Property operating expenses
General and administrative expense
Management fee to affiliate - Note 17																	4,038	[6],[7]
Depreciation and amortization																	48,264	[8]
Operating Expenses																	52,302
Income (loss) from continuing operations before income tax																	1,479
Income tax expense
Income from continuing operations																	1,479
Income from discontinued operations, net of tax - Note 4
Net income																	1,479
Preferred dividends
Net income attributable to noncontrolling interests
Income (loss) applicable to common stockholders																	1,479
Pro Forma
Interest income																	201,696
Interest expense																	121,074
Net interest income																	80,622
Impairment (Reversal)
Valuation allowance (reversal) on loans - Note 7																	(25,035)
Other-than-temporary impairment on securities- Note 6																	1,466
Impairment of long-lived assets
Portion of other-than-temporary impairment on securities recognized in other comprehensive income (loss), net of the reversal of other comprehensive loss into net income (loss)																	44
Total Impairment (Reversal)																	(23,525)
Net interest income (loss) after impairment/reversal																	(104,147)
Other Revenues
Rental income																	162,561
Care and ancillary income - senior housing																	12,387
Total other revenues																	174,948
Other Income (Loss)
Gain on settlement of investments, net - Note 2																	17,311
Gain on extinguishment of debt - Note 14																	4,565
Other income, net - Note 2																	13,367
Total other income (loss)																	35,243
Expenses
Loan and security servicing expense																	3,749
Property operating expenses																	53,718
General and administrative expense																	35,158
Management fee to affiliate - Note 17																	32,995
Depreciation and amortization																	75,392
Operating Expenses																	201,012
Income (loss) from continuing operations before income tax																	113,326
Income tax expense																	1,038
Income from continuing operations																	112,288
Income from discontinued operations, net of tax - Note 4																	39,643
Net income																	151,931
Preferred dividends																	(5,580)
Net income attributable to noncontrolling interests																	(928)
Income (loss) applicable to common stockholders																	$ 145,423
Income (loss) from continuing operations per share of common stock, after preferred dividends and noncontrolling interest
Basic																	$ 0.32	[9]
Diluted																	$ 0.32	[9]
Weighted Average Number of Shares of Common Stock Outstanding
Basic																	328,481,457	[9]
Diluted																	334,909,808	[9]

[1]	Including equity in earnings of unconsolidated subsidiaries.
[2]	The Income Available for Common Stockholders shown agrees with Newcastle's quarterly report(s) on Form 10-Q as filed with the Securities and Exchange Commission. However, individual line items may vary from such report(s) due to the operations of properties sold, or classified as held for sale, during subsequent periods being retroactively reclassified to Income for Discontinued Operations for all periods presented (Note 8).
[3]	Represents the portion of New Residential's historical consolidated statement of income for the period from January 1, 2013 to May 15, 2013 that is not included in Newcastle's income (loss) from discontinued income. After the May 15, 2013 spin-off of New Residential from Newcastle, no results of New Residential have been reported in Newcastle's consolidated statement of income.
[4]	Represents the estimated interest expense on the loan related to the acquisition of the Holiday Portfolio including the estimated amortization of deferred financing costs.
[5]	Represents the estimated rental income from the independent senior housing properties acquired under a triple net lease agreement for the year ended December 31, 2013.
[6]	During 2013, Newcastle paid management fees of $27.6 million, $3.5 million and $1.5 million to its Manager, Blue Harbor and Holiday, respectively. In 2012, Newcastle paid management fees of $23.1 million and $1.1 million to its Manager and Blue Harbor, respectively.
[7]	Represents the estimated management fees for the year ended December 31, 2013 that Newcastle would have paid Fortress Investment Group LLC as a result of the public offering of common stock in November 2013.
[8]	Represents the estimated depreciation expense for the year ended December 31, 2013 based on the carrying value of the assets acquired and their estimated useful life.
[9]	Weighted average number of shares of common stock outstanding and income from continuing operations per share of common stock, after preferred dividends and noncontrolling interest, were adjusted retrospectively to reflect the issuance of 57,950,952 shares on November 22, 2013, the proceeds of which were used to fund a portion of the purchase price for the Holiday Portfolio. Weighted average number of shares of common stock outstanding and income from continuing operations per share of common stock, after preferred dividends and noncontrolling interest were not adjusted to include potential additional diluted shares as a result of the changes to outstanding Newcastle options from the spin-offs. The number of additional diluted shares will depend on various factors, including the share prices of Newcastle, New Residential and New Media subsequent to the spin-offs.